CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 22,574	$ 14,822
Interest-bearing deposits with banks	4,655	442
Total cash and cash equivalents	27,229	15,264
Federal funds sold	14,270	31,270
Certificates of deposit with other banks	1,538	1,778
Securities available-for-sale	139,798	124,447
Securities held-to-maturity, estimated fair value of $45,549 in 2011 and $32,541 in 2010	45,564	33,095
Securities, other	1,935	1,933
Total securities	187,297	159,475
Loans, less allowance for loan losses of $5,377 in 2011 and $4,477 in 2010	243,461	243,287
Interest receivable	3,046	2,902
Premises and equipment	22,880	22,922
Other real estate	19,679	20,272
Intangible assets	3,874	3,874
Cash surrender value of life insurance	6,772	6,650
Customers' liability acceptances	3,537	1,142
Other assets	3,102	3,646
Total Assets	536,685	512,482
Liabilities:
Noninterest-bearing deposits	76,735	74,022
Time deposits of $100,000 or more	72,533	80,885
Other interest-bearing deposits	279,751	253,836
Total deposits	429,019	408,743
Interest payable	241	419
Acceptances outstanding	3,537	1,142
Borrowed funds	25,427	26,970
Other liabilities	4,719	3,295
Total Liabilities	462,943	440,569
Shareholders' equity:
Preferred stock - $1,000 par value, 25,000 shares authorized, 17,910 shares issued	17,868	17,742
Common stock - $5 par value, 10,000,000 shares authorized, 2,890,811 shares issued	14,454	14,454
Surplus	38,520	40,733
Retained earnings (deficit)	776	(2,214)
Accumulated other comprehensive income	2,162	1,236
Treasury stock, at par, 7,502 shares in 2011 and 7,602 shares in 2010	(38)	(38)
Total Shareholders' Equity	73,742	71,913
Total Liabilities and Shareholders' Equity	$ 536,685	$ 512,482